Consolidated Statements of Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Condensed Statement of Income Captions [Line Items]
Net income	$ 194,181	$ 127,701
Items to be reclassified subsequently to net income:
Currency translation adjustment (net of income taxes of $nil)	(2,805)	26,993
Net unrealized gain (loss) on derivative financial instruments designated as cash flow hedges	5,364	(12,279)
Tax impact	(1,337)	3,060
Loss transferred to net income for derivatives designated as cash flow hedges	1,786	5,583
Tax impact	(438)	(1,408)
Items that will not be reclassified subsequently to net income:
Actuarial gains (losses) on defined benefit pension plans	(561)	5,043
Tax impact	155	(1,399)
Other comprehensive income	3,475	41,035
Comprehensive income	197,656	168,736
Attributable to
Shareholders	197,444	168,269
Non-controlling interests	212	467
Comprehensive income	197,656	168,736
Cross-currency interest rate swap
Items to be reclassified subsequently to net income:
Interest rate swap adjustment	1,016	20,122
Tax impact	(254)	(5,031)
Interest rate swap instrument
Items to be reclassified subsequently to net income:
Interest rate swap adjustment	732	467
Tax impact	$ (183)	$ (116)